INVENTORY (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Inventory [Abstract]
Raw materials	$ 14.2	$ 2.7
Work in process	9.8	16.8
Finished goods	24.9
Supplies	12.6
Inventory	$ 61.5	$ 19.5